Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

7. Property, plant and equipment, net

Property, plant and equipment, net consists of the following:

	Estimated	As of March 31,
	Useful Life	2022	2023	2023
	(in years)	(INR)	(INR)	(US$)
	(In million)
Plant and machinery (solar power plants)	25-35	135,580	150,631	1832.7
Leasehold improvements — solar power plant	25-35	6,297	6,091	74.1
Furniture and fixtures	5	13	10	0.1
Vehicles	5	83	88	1.1
Office equipment	1-5	125	135	1.6
Computers	3	102	114	1.4
Leasehold improvements — office	1-3	152	152	1.8
		142,352	157,221	1,912.8
Less: Accumulated depreciation		15,758	19,685	239.5
Less: Accumulated impairment		2,802	3,368	41.0
		123,792	134,168	1,632.3
Freehold land*		3,224	3,748	45.6
Construction in progress		17,316	5,723	69.7
Total		144,332	143,639	1,747.6

Depreciation expense on property, plant and equipment was INR 3,165 million, INR 3,639 million and INR 4,020 million (US$48.9 million) for the years ended March 31, 2021, 2022 and 2023, respectively. Refer note 23 for impairment recognized and classification of assets held for sale during the current year.

* Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators.